Estimated Amortization Expense for Existing Intangible Assets for Each of Five Succeeding Years (Detail) $ in Thousands	Jun. 30, 2019 USD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
2020	$ 16,700
2021	16,300
2022	14,800
2023	14,400
2024	$ 14,000